Nature of Operations	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.   Nature of Operations

Strategic Education, Inc. (“Strategic Education” or the “Company”), a Maryland corporation formerly known as Strayer Education, Inc., is a national leader in education innovation, dedicated to enabling economic mobility for working adults through education. As further discussed in Note 2 and Note 3, the Company completed its merger with Capella Education Company (“CEC”) on August 1, 2018. The accompanying consolidated financial statements and footnotes include the results of the Company’s two reportable segments: Strayer University and Capella University. The Company’s reportable segments are discussed further in Note 20.